Investments - Available for Sale Securities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed maturity investments available for sale:
Available for sale debt securities	$ 1,782	$ 1,816	$ 2,407
Cost Basis	1,788	1,806
Available-for-sale securities:
Total assets	1,782	2,816	3,108
Cost Basis	1,788	2,630	2,986
Unrealized Gains	10	201	140
Unrealized Losses	(16)	(15)	(18)
U.S. government and agencies
Fixed maturity investments available for sale:
Available for sale debt securities	245	195	117
Cost Basis	247	196	117
Unrealized Gains	0	0	0
Unrealized Losses	(2)	(1)	0
States and political subdivisions
Fixed maturity investments available for sale:
Available for sale debt securities	230	391	615
Cost Basis	227	387	607
Unrealized Gains	3	4	9
Unrealized Losses	0	0	(1)
Corporate debt securities
Fixed maturity investments available for sale:
Available for sale debt securities	1,196	1,117	1,508
Cost Basis	1,201	1,110	1,499
Unrealized Gains	6	11	15
Unrealized Losses	(11)	(4)	(6)
Foreign government bonds
Fixed maturity investments available for sale:
Available for sale debt securities	58	57	109
Cost Basis	60	58	117
Unrealized Gains	0	1	0
Unrealized Losses	(2)	(2)	(8)
Mortgage-backed/asset-backed securities
Fixed maturity investments available for sale:
Available for sale debt securities		56	58
Cost Basis		55	56
Unrealized Gains		1	2
Unrealized Losses		0	0
Preferred stock available for sale
Available-for-sale equity securities:
Carrying Value	316	319	315
Cost Basis		307	312
Unrealized Gains		12	6
Unrealized Losses		0	(3)
Available-for-sale securities:
Unrealized Gains		12
Equity securities available for sale
Available-for-sale equity securities:
Carrying Value	$ 677	681	386
Cost Basis		517	278
Unrealized Gains		172	108
Unrealized Losses		$ (8)	$ 0